Foreign currency risk and fair value of financial instruments - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge	$ (58)	$ (18)
Gain (loss) transferred from other comprehensive income to the statement of operations	(106)	(62)
Cash and cash equivalents	10,385	$ 6,251	$ 14,098	$ 12,086
Principal amount	24,959		20,100
Debt component of convertible notes
Disclosure of detailed information about financial instruments [line items]
Fair value of liability			30,706
Long-term investments, debt-based mutual funds
Disclosure of detailed information about financial instruments [line items]
Fair value of asset	349		335
Currencies other than US dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,279		$ 396
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Impact of change in the corresponding risk variable on operating expenses	$ 4,300
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues	100.00%
Percentage of total cost of sales	92.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses	51.00%